owners' equity (Details) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2021 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Jun. 30, 2021 CAD ($) Vote shares	Jun. 30, 2020 CAD ($)	Dec. 31, 2020 shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians			66.67%
Number of shares issued		51
Gross proceeds of shares issued | $		$ 1,300	$ 1,300	$ 1,495
Dividend reinvestment and share purchase plan
Common Share capital
Shares reserved for issuance	8		8
Restricted share units
Common Share capital
Shares reserved for issuance	24		24
TELUS Corporation share options
Common Share capital
Shares reserved for issuance	90		90
First preferred shares
Common Share capital
Shares authorized	1,000		1,000		1,000
Second Preferred Shares
Common Share capital
Shares authorized	1,000		1,000		1,000
Common Shares
Common Share capital
Shares authorized	4,000		4,000		4,000
Number of votes per common share | Vote			1
Common Shares | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid	16
Cost of purchase of common shares related to normal course issuer bid | $	$ 250